Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2022
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2021 and March 31, 2022 the exposures are as set forth below.

	As of March 31, 2021
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		%

	(In millions, except percentages)
Consumer Loans	Rs.	3,241,292.9	Rs.	—	Rs.	2,578.6	Rs.	3,243,871.5	23.5
Power		630,189.4		76,449.1		30,299.7		736,938.2	5.3
Retail Trade		540,350.3		—		21,747.7		562,098.0	4.1
NBFC		415,787.6		83,596.5		2,789.6		502,173.7	3.6
Financial Institutions		443,257.3		21,147.1		3.7		464,408.1	3.4
Consumer Services		424,765.4		2,048.0		17,743.6		444,557.0	3.2
Automobile & Auto Ancillary		381,562.7		18,556.9		35,757.0		435,876.6	3.2
Coal & Petroleum Products		172,989.4		190,457.8		59,803.5		423,250.7	3.1
Road Transportation		368,388.5		—		8,572.3		376,960.8	2.7
Infrastructure Development		167,416.1		15,879.7		190,154.9		373,450.7	2.7
Food and Beverage		342,573.5		240.4		29,321.5		372,135.4	2.7
Real Estate & Property Services		298,277.1		4,872.2		35,737.9		338,887.2	2.5
Agri Production — Food		337,904.8		—		998.1		338,902.9	2.5
Wholesale Trade — Non Industrial		301,508.2		2,065.6		17,816.8		321,390.6	2.3
Iron and Steel		248,140.2		13,116.6		53,192.5		314,449.3	2.3
Wholesale Trade — Industrial		258,854.1		—		51,891.6		310,745.7	2.3
Textiles & Garments		257,577.9		6,882.2		27,498.8		291,958.9	2.1
Engineering		189,952.7		6,448.4		92,218.6		288,619.7	2.1
Others (none greater than 2%)		3,022,929.8		105,516.4		538,019.5		3,666,465.7	26.4

Total	Rs.	12,043,717.9	Rs.	547,276.9	Rs.	1,216,145.9	Rs.	13,807,140.7	100.0

	As of March 31, 2022
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		Total		%

			(In millions, except percentages)
Consumer Loans	Rs.	3,746,781.7	Rs.	—	Rs.	3,035.7	Rs.	3,749,817.4	US$	49,424.2	22.7
Power		671,859.4		70,346.0		52,366.6		794,572.0		10,472.8	4.8
Financial Institutions		618,494.1		51,844.1		13.1		670,351.3		8,835.5	4.1
NBFC		509,445.4		106,764.5		5,818.5		622,028.4		8,198.6	3.8
Retail Trade		589,947.3		—		28,857.8		618,805.1		8,156.1	3.7
Coal & Petroleum Products		233,583.7		174,424.6		149,716.9		557,725.2		7,351.1	3.4
Infrastructure Development		272,428.0		18,032.7		220,442.5		510,903.2		6,733.9	3.1
Automobile & Auto Ancillary		443,538.7		19,768.7		36,999.9		500,307.3		6,594.3	3.0
Consumer Services		465,465.8		—		28,102.4		493,568.2		6,505.4	3.0
Food and Beverage		433,042.2		—		39,007.2		472,049.4		6,221.8	2.9
Wholesale Trade—Non Industrial		417,954.8		—		26,147.5		444,102.3		5,853.5	2.7
Real Estate & Property Services		383,765.5		4,792.6		40,694.4		429,252.5		5,657.7	2.6
Wholesale Trade—Industrial		347,202.9		—		73,867.5		421,070.4		5,549.9	2.5
Road Transportation		406,376.4		—		10,269.5		416,645.9		5,491.6	2.5
Iron and Steel		321,587.7		12,486.0		80,515.7		414,589.4		5,464.5	2.5
Telecom		331,131.1		2,989.4		43,335.9		377,456.4		4,975.0	2.3
Textiles & Garments		324,419.6		6,135.7		43,748.6		374,303.9		4,933.5	2.3
Engineering		253,105.1		6,666.6		105,164.7		364,936.4		4,810.0	2.2
Agri Production—Food		350,859.6		—		963.1		351,822.7		4,637.2	2.1
Others (none greater than 2%)		3,288,555.0		108,769.3		546,407.8		3,943,732.1		51,980.1	23.8

Total	Rs.	14,409,544.0	Rs.	583,020.2	Rs.	1,535,475.3	Rs.	16,528,039.5	US$	217,846.7	100.0

Exposure to ten largest borrowers
Fair Value, Concentration of Risk
The Bank’s ten largest exposures as of March 31, 2021 and March 31, 2022, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded
exposures (including derivatives), are as follows:

	As of March 31, 2021
	Funded Exposure		Non-Funded Exposure		Total Exposure

	(In millions)
Borrower 1	Rs.	302,918.5	Rs.	500.0	Rs.	303,418.5
Borrower 2		192,080.2		61,446.2		253,526.4
Borrower 3		195,480.0		—		195,480.0
Borrower 4		154,997.8		548.1		155,545.9
Borrower 5		150,000.0		489.2		150,489.2
Borrower 6		148,107.3		—		148,107.3
Borrower 7		3,830.9		100,477.6		104,308.5
Borrower 8		98,919.7		2,000.0		100,919.7
Borrower 9		75,437.8		22,268.4		97,706.2
Borrower 10		90,108.0		—		90,108.0

	As of March 31, 2022
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure

			(In millions)
Borrower 1	Rs.	265,661.9	Rs.	500.0	Rs.	266,161.9	US$	3,508.1
Borrower 2		245,435.0		—		245,435.0		3,234.9
Borrower 3		119,950.5		116,547.4		236,497.9		3,117.1
Borrower 4		150,283.8		—		150,283.8		1,980.8
Borrower 5		126,639.8		19,268.4		145,908.2		1,923.1
Borrower 6		142,600.0		—		142,600.0		1,879.5
Borrower 7		140,000.0		232.0		140,232.0		1,848.3
Borrower 8		137,700.0		199.2		137,899.2		1,817.6
Borrower 9		133,670.0		—		133,670.0		1,761.8
Borrower 10		108,591.5		17,855.7		126,447.2		1,666.6